Recent Accounting Standards - Additional Information (Details)	12 Months Ended
Dec. 26, 2020
ASU 2016-13
New Accounting Pronouncements Or Change In Accounting Principle [Line Items]
Change in accounting principle, accounting standards update, adopted	true
Change in accounting principle, accounting standards update, adoption date	Dec. 29, 2019
Change in accounting principle, accounting standards update, immaterial effect	true
ASU 2018-15
New Accounting Pronouncements Or Change In Accounting Principle [Line Items]
Change in accounting principle, accounting standards update, adopted	true
Change in accounting principle, accounting standards update, adoption date	Dec. 29, 2019
Change in accounting principle, accounting standards update, immaterial effect	true
ASU 2020-04
New Accounting Pronouncements Or Change In Accounting Principle [Line Items]
Change in accounting principle, accounting standards update, adopted	true
Change in accounting principle, accounting standards update, adoption date	Jun. 27, 2020
Change in accounting principle, accounting standards update, immaterial effect	true
Change in accounting principle, accounting standards update, transition option elected [Extensible List]	us-gaap:AccountingStandardsUpdate201815ProspectiveMember